Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Jan. 01, 2018
Prospectus Date	Jan. 01, 2018
American Funds Global Growth Portfolio SM | Class A
Prospectus:
Trading Symbol	PGGAX
American Funds Global Growth Portfolio SM | Class C
Prospectus:
Trading Symbol	GGPCX
American Funds Global Growth Portfolio SM | Class F-1
Prospectus:
Trading Symbol	PGGFX
American Funds Global Growth Portfolio SM | Class F-2
Prospectus:
Trading Symbol	PGWFX
American Funds Global Growth Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CPGAX
American Funds Global Growth Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CPGCX
American Funds Global Growth Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CGGEX
American Funds Global Growth Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CGGFX
American Funds Global Growth Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RGGAX
American Funds Global Growth Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RGGBX
American Funds Global Growth Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RGLCX
American Funds Global Growth Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RGGEX
American Funds Global Growth Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RGGFX
American Funds Global Growth Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RGGGX
American Funds Global Growth Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	REBGX
American Funds Global Growth Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGTFX
American Funds Global Growth Portfolio SM | Class F-3
Prospectus:
Trading Symbol	PGXFX
American Funds Global Growth Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TGPPX
American Funds Global Growth Portfolio SM | Class T
Prospectus:
Trading Symbol	TPGGX
American Funds Growth Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RGWFX
American Funds Growth Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RGWGX
American Funds Growth Portfolio SM | Class A
Prospectus:
Trading Symbol	GWPAX
American Funds Growth Portfolio SM | Class C
Prospectus:
Trading Symbol	GWPCX
American Funds Growth Portfolio SM | Class F-1
Prospectus:
Trading Symbol	GWPFX
American Funds Growth Portfolio SM | Class F-2
Prospectus:
Trading Symbol	GWPEX
American Funds Growth Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CGPAX
American Funds Growth Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CGPCX
American Funds Growth Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CGPEX
American Funds Growth Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CGPFX
American Funds Growth Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RGWAX
American Funds Growth Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RGWBX
American Funds Growth Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RGPCX
American Funds Growth Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RGWEX
American Funds Growth Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RBGEX
American Funds Growth Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGSFX
American Funds Growth Portfolio SM | Class F-3
Prospectus:
Trading Symbol	GWPDX
American Funds Growth Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TPGTX
American Funds Growth Portfolio SM | Class T
Prospectus:
Trading Symbol	TGGPX
American Funds Growth and Income Portfolio SM | Class A
Prospectus:
Trading Symbol	GAIOX
American Funds Growth and Income Portfolio SM | Class C
Prospectus:
Trading Symbol	GAITX
American Funds Growth and Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	GAIFX
American Funds Growth and Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	GAIEX
American Funds Growth and Income Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CGNAX
American Funds Growth and Income Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CGNCX
American Funds Growth and Income Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CGNEX
American Funds Growth and Income Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CGNFX
American Funds Growth and Income Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RGNAX
American Funds Growth and Income Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RGNBX
American Funds Growth and Income Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RAICX
American Funds Growth and Income Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RGNEX
American Funds Growth and Income Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RGNFX
American Funds Growth and Income Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RGNGX
American Funds Growth and Income Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RBEGX
American Funds Growth and Income Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGQFX
American Funds Growth and Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	GAIHX
American Funds Growth and Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TGXIX
American Funds Growth and Income Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TGGGX
American Funds Moderate Growth and Income Portfolio SM | Class A
Prospectus:
Trading Symbol	BLPAX
American Funds Moderate Growth and Income Portfolio SM | Class C
Prospectus:
Trading Symbol	BLPCX
American Funds Moderate Growth and Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	BLPFX
American Funds Moderate Growth and Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	BLPEX
American Funds Moderate Growth and Income Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CBAAX
American Funds Moderate Growth and Income Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CBPCX
American Funds Moderate Growth and Income Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CBAEX
American Funds Moderate Growth and Income Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CBAFX
American Funds Moderate Growth and Income Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RBAAX
American Funds Moderate Growth and Income Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RBABX
American Funds Moderate Growth and Income Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RBACX
American Funds Moderate Growth and Income Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RBAEX
American Funds Moderate Growth and Income Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RBAFX
American Funds Moderate Growth and Income Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RBAGX
American Funds Moderate Growth and Income Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RBBEX
American Funds Moderate Growth and Income Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGPFX
American Funds Moderate Growth and Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	BLPDX
American Funds Moderate Growth and Income Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TBPBX
American Funds Moderate Growth and Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TBBPX
American Funds Conservative Growth and Income Portfolio SM | Class A
Prospectus:
Trading Symbol	INPAX
American Funds Conservative Growth and Income Portfolio SM | Class C
Prospectus:
Trading Symbol	INPCX
American Funds Conservative Growth and Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	INPFX
American Funds Conservative Growth and Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	INPEX
American Funds Conservative Growth and Income Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CIPAX
American Funds Conservative Growth and Income Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CIPCX
American Funds Conservative Growth and Income Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CIPEX
American Funds Conservative Growth and Income Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CIPFX
American Funds Conservative Growth and Income Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RNCAX
American Funds Conservative Growth and Income Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RINBX
American Funds Conservative Growth and Income Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RNCCX
American Funds Conservative Growth and Income Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RINEX
American Funds Conservative Growth and Income Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RINFX
American Funds Conservative Growth and Income Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RINGX
American Funds Conservative Growth and Income Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RNBEX
American Funds Conservative Growth and Income Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGOFX
American Funds Conservative Growth and Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	INPDX
American Funds Conservative Growth and Income Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TPTPX
American Funds Conservative Growth and Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TTPPX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class A
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TATAX
American Funds Preservation Portfolio SM | Class F-2
Prospectus:
Trading Symbol	PPEFX
American Funds Preservation Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CPPAX
American Funds Preservation Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CPPCX
American Funds Preservation Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CPPEX
American Funds Preservation Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CPPFX
American Funds Preservation Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RPPVX
American Funds Preservation Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RPPBX
American Funds Preservation Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RPPCX
American Funds Preservation Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RPPEX
American Funds Preservation Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RPPFX
American Funds Preservation Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RPPGX
American Funds Preservation Portfolio SM | Class A
Prospectus:
Trading Symbol	PPVAX
American Funds Preservation Portfolio SM | Class C
Prospectus:
Trading Symbol	PPVCX
American Funds Preservation Portfolio SM | Class F-1
Prospectus:
Trading Symbol	PPVFX
American Funds Preservation Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RPBEX
American Funds Preservation Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGMFX
American Funds Preservation Portfolio SM | Class F-3
Prospectus:
Trading Symbol	PPFFX
American Funds Preservation Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TPAPX
American Funds Preservation Portfolio SM | Class T
Prospectus:
Trading Symbol	TPPPX
American Funds Tax-Exempt Preservation Portfolio SM | Class A
Prospectus:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio SM | Class C
Prospectus:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio SM | Class F-1
Prospectus:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio SM | Class F-2
Prospectus:
Trading Symbol	TXEFX
American Funds Tax-Exempt Preservation Portfolio SM | Class F-3
Prospectus:
Trading Symbol	TYEFX
American Funds Tax-Exempt Preservation Portfolio SM | Class T
Prospectus:
Trading Symbol	TTEPX